Details of Selected Balance Sheet Accounts - Accounts Receivable (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accounts receivable, principally trade	$ 26,558	$ 20,050
Less allowance for doubtful accounts	(430)	(572)
Accounts receivable, net	$ 26,128	$ 19,478